STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended	12 Months Ended	175 Months Ended													12 Months Ended	175 Months Ended
	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2010 Common Stock Restated Amount	Dec. 31, 2010 Services Restated Amount	Dec. 31, 2010 Preferred Stock Restated Amount	Dec. 31, 2010 Prior to Merger Restated Amount	Dec. 31, 2010 After Merger Restated Amount	Dec. 31, 2010 Founders Restated Amount	Dec. 31, 2010 Merger with Cerro Mining Corporation Restated Amount	Dec. 31, 2010 Ives Merger Restated Amount	Dec. 31, 2010 Promissory Note Restated Amount	Dec. 31, 2010 Payment of Debt Restated Amount	Dec. 31, 2010 Convertible Debentures Restated Amount	Dec. 31, 2010 Payment of Ives Debt Restated Amount	Dec. 31, 2010 Clear Image Shareholders under Short Form Merger Restated Amount	Dec. 31, 2010 Restated Amount	Dec. 31, 2010 Restated Amount
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,082,138)	$ (2,463,751)														$ (2,575,284)	$ (25,576,751)
Adjustments to reconcile net loss to net cash used in operating activities/non-cash charges to earnings:
Depreciation	3,153
Due From Shareholder	(2,500)
Stock/Share based compensation expense		1,452,231															2,018,280
Depreciation and amortization		3,534														6,049	85,107
Purchase R&D - Clear Image																	3,309,514
Stock issued for services			4,977,262		270,000
Expenses paid by third parties/SEC settlement liability for Gifford Mabie	57,575																57,134
Contribution of services by officer and employees																	799,154
Services by officer and employees paid for with non-cash consideration																	167,500
Compensation cost for option price reduction																	50,000
Amortization debt discounts																125,000	125,000
Amortization of options and common stock issued for services																	1,775,577
Allowance for doubtful accounts																	50,900
Gain on extinguishment of debt																	(10,398)
Write-off of Notes Receivable																	14,636
Write-off of Notes Payable																	(8,239)
Write-off of organizational costs																	3,196
Write-off of zero value investments																	785,418
Write-off of leasehold improvements and computer equipment																	2,006
Compensation costs for stock options and warrants granted to non-employees																	1,205,015
(Increase) / decrease in assets:
Prepaid expenses	(6,288)
(Increase) decrease in receivables from related parties		(4,395)														(25,205)	(94,105)
Increase / (decrease) in current liabilities:
Increase (decrease) in accounts payable and accrued liabilities	(56,649)	(333,294)														1,188,405	2,413,169
Accrued Interest	33,617
(Increase) decrease in goodwill																	(23,276)
(Increase) decrease in other receivables																(274,361)	(450,938)
Increase (decrease) in accrued salaries and consulting		(696,655)														(215,224)	(21,172)
Increase (decrease) in accrued interest																1,323	92,500
Increase (decrease) in accounts payable and accrued liabilities	(56,649)	(333,294)														1,188,405	2,413,169
Net cash used in operating activities	(1,735,730)	(1,156,289)														(1,208,524)	(8,108,511)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment and furnishings/Purchases of property and equipment	(363,706)	(39,685)														(782,375)	(889,102)
Licensing and patent development	(19,000)
Investment in syringe patent development		(25,000)															(35,000)
Investment in Ives Health Company																	(251,997)
Investment in The Health Club																	(10,000)
Net cash used in investing activities	(382,706)	(64,685)														(782,375)	(1,186,099)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock to third party investors	206,470					574,477	5,329,320
Loans from shareholders																1,800	15,707
Proceeds from issuance of convertible debentures	697,592
Repayment of loans from shareholders																	(8,005)
Proceeds from convertible promissory notes	(32,575)
Repayments of Promissory Notes		(133,429)															57,325
Proceeds from exercise of options for cash	1,202,720
Common stock subscribed		(512,500)															546,500
Sale of preferred stock for cash:																	(1,000)
From exercise of stock options and warrants		558,701														96,200	2,318,168
Less: Issue Costs																	(102,318)
Common Stock issued for payment of debt																366,166	366,166
Convertible debentures issued for cash																	355,000
Payment of exclusive license note payable																	(100,000)
Treasury Stock																(969)	(969)
Net cash provided by financing activities	2,074,207	1,283,406														1,993,188	9,561,694
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(44,230)
CASH AND CASH EQUIVALENTS, BEGINNING BALANCE	69,517
CASH AND CASH EQUIVALENTS, ENDING BALANCE	25,287	67,228
CASH PAID FOR:
Interest
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES AND INVESTING ACTIVITIES:
Investment in Globe Joint Venture																	(637,566)
Issuance of common stock				1,486,130				7,000	300	346,262	676,500	152,553	465,660	27,000	12,208
20 to 1 reverse stock split																	138,188
Common stock subscriptions																	69,800
Capitalized compensation cost for options granted																	1,487,700
Minority interest																	(197,567)
Change in cash		64,432														2,289	2,289
Cash at beginning of period		4,796														67,228	67,228
Cash at end of period		67,228														69,517	69,517
Supplemental disclosure of cash flow information:
Cash paid for interest and taxes during the period																	$ 57,571